Reinsurance	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Reinsurance	ReinsuranceEffective January 1, 2018, the Corporation entered into a specific excess loss reinsurance agreement to reinsure liabilities in excess of approximately $0.5 million per covered person per agreement term for the years ended December 31, 2020 and 2019.
The effects of the reinsurance agreements on the accompanying Consolidated Financial Statements for the years ended December 31, 2020 and 2019, respectively, are as follows:

December 31,	2020	2019
	(in thousands)
Premiums earned, gross	$666,297	$457,758
Premiums earned, ceded	(599)	(832)
Net premiums earned	$665,698	$456,926

December 31,	2020	2019
	(in thousands)
Claims incurred, gross	$590,951	$452,261
Claims incurred, ceded	(483)	(1,616)
Net claims incurred and claims adjustment expense	$590,468	$450,645
Reinsurance recoverable and reinsurance premium payable as of December 31, 2020 and 2019, respectively, were comprised of the following:

December 31,	2020	2019
	(in thousands)
Reinsurance recoverable on paid claims	$—	$481
Reinsurance recoverable on unpaid claims	—	—
Reinsurance premium payable	—	—
Reinsurance recoverable, net	$—	$481
Reinsurance recoverable represents the portion of paid claims and unpaid claims that are covered by reinsurance. Amounts recoverable from reinsurers are estimated in a manner consistent with the methods used to determine unpaid claims as detailed in Note 2 (Summary of significant accounting policies).
Clover acquired certain policies and related reinsurance agreements with the purchase of stock of Union Life Labor Insurance Company (Ullico) in April 2016. Ullico originally underwrote those policies which are primarily life policies and annuity contracts, prior to entering “run-off.” All of the underwriting risk related to those policies and contracts has been ceded to third party reinsurers. A large portion of these cessions are in the form of 100% coinsurance where, in addition to the underwriting risk, administrative responsibilities, including premium collections and claim payments, are ceded to third party reinsurers.
Approximately $5.3 million and $5.2 million of life insurance reserves, as of December 31, 2020 and 2019, respectively, related to life insurance policies originally issued by Ullico are 100% coinsured with Southern Financial Life Insurance Company (SFLIC), a Louisiana domestic company, in full transfer of risk related to these policies. The life reserves are computed principally in accordance with Net Level Premium Method using mortality and persistency assumptions based upon the Corporation’s experience and industry data. Interest rate assumptions used in establishing such reserves range from less than 1% to 4.5%. Under the arrangement, SFLIC is required to hold in trust 100% of the outstanding liabilities as of the reporting date.
Approximately $0.9 million and $0.9 million of annuity reserves as of December 31, 2020 and 2019, respectively, related to annuity contracts originally issued by Ullico, are 100% ceded to Sagicor Life Insurance Company, a Texas domestic company, in full transfer of risk related to these contracts. The annuity reserves are computed principally using assumptions based on the Corporation’s experience and industry data. Interest rate assumptions used in establishing such reserves range from less than 1% to 5.5%. Ceded life insurance and annuity reserves are included in other assets and gross life insurance and annuity reserves are included in other liabilities on the Consolidated Balance Sheets, respectively.
A reinsurance agreement between two entities transfers the underwriting risk and liabilities to the reinsurer while the insurer retains the contractual relationship with the ultimate insured. As such, these reinsurance agreements do not completely relieve the Corporation of its potential liability to the ultimate insured. However, given the transfer of underwriting risk, such potential liability is limited to the credit exposure which exists should the reinsurer be unable to meet its obligations under these reinsurance agreements. The Corporation evaluates its reinsurers on a regular basis including their ratings and financial conditions.